PLANT EQUIPMENT AND MINING PROPERTIES (Tables)	3 Months Ended
Mar. 31, 2025
PLANT EQUIPMENT AND MINING PROPERTIES
Schedule Of Plant, Equipment And Mining Properties
	Mining properties	Office equipment, furniture, and fixtures	Computer equipment	Mine machinery and transportation equipment	Mill machinery and processing equipment	Buildings and construction in process	Total
	$	$	$	$	$	$	$
COST
Balance at January 1, 2024	18,375	844	1,929	17,573	26,232	15,370	80,323
Additions / Transfers	870	395	18	417	2,994	445	5,139
Writedowns	-	(36)	(183)	(1,679)	(983)	(822)	(3,703)
Effect of movements in exchange rates	(15)	(12)	(1)	20	(21)	(11)	(40)
Balance at December 31, 2024	19,230	1,191	1,763	16,331	28,222	14,982	81,719
Additions / Transfers	324	8	57	3,369	322	147	4,227
Writedowns	-	(5)	(54)	(6)	(5)	-	(70)
Effect of movements in exchange rates	-	1	-	1	1	22	25
Balance at March 31, 2025	19,554	1,195	1,766	19,695	28,540	15,151	85,901
ACCUMULATED DEPLETION AND DEPRECIATION / IMPAIRMENT
Balance at January 1, 2024	9,473	548	781	5,235	7,894	3,323	27,254
Additions / Transfers	426	130	401	1,534	549	339	3,379
Writedowns	-	(35)	(182)	(1,472)	(594)	(432)	(2,715)
Balance at December 31, 2024	9,899	643	1,000	5,297	7,849	3,230	27,918
Additions / Transfers	114	36	154	46	515	84	949
Writedowns	-	(5)	(54)	(6)	(4)	-	(69)
Balance at March 31, 2025	10,013	674	1,100	5,337	8,360	3,314	28,798
NET BOOK VALUE
At March 31, 2025	9,541	521	666	14,358	20,180	11,837	57,103
At December 31, 2024	9,331	548	763	11,034	20,373	11,752	53,801